Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 2.25%, 08/09/22(a)	$700	$699,561
Barclays Bank PLC/NY, 2.93%, 06/08/23, (SOFR + 0.650%)(b)	11,250	11,241,863
Canadian Imperial Bank of Commerce/New York NY, 2.59%, 11/03/22(a)	11,000	10,933,783
Credit Suisse AG/New York NY, 3.46%, 02/02/23(a)	5,000	4,939,045
Mizuho Bank Ltd./New York NY
2.59%, 09/21/22, (SOFR + 0.570%)(b)	21,800	21,798,554
2.85%, 02/01/23, (SOFR + 0.570%)(b)	14,700	14,699,086
MUFG Bank Ltd./New York NY, 2.58%, 03/13/23, (SOFR + 0.300%)(b)	22,000	21,953,862
Royal Bank of Canada, 3.70%, 07/14/23(a)	10,000	10,035,488
Svenska Handelsbanken/New York NY
2.47%, 10/27/22, (SOFR + 0.450%)(b)	12,350	12,343,543
2.73%, 02/06/23(b)	5,715	5,710,179
Westpac Banking Corp., 2.65%, 10/20/22(a)	9,500	9,448,001

Total Certificates of Deposit — 4.7%
(Cost: $123,980,946)		123,802,965

Commercial Paper

Alpine Securitization LLC
2.93%, 10/03/22(a)	39,450	39,269,812
3.01%, 10/20/22(a)	32,350	32,142,505
Antalis SA, 2.86%, 10/07/22(a)	45,000	44,769,262
ASB Finance Ltd., 2.29%, 08/01/22(a)	8,000	7,998,473
AT&T Inc., 2.70%, 09/13/22(a)	52,600	52,419,270
Banco Santander SA, 2.30%, 08/03/22(a)	39,350	39,337,430
Bank of Montreal, 3.48%, 01/18/23(a)	15,000	14,753,331
Bank of Nova Scotia (The), 2.38%, 09/06/22(a)	13,000	12,966,538
Barton Capital SA, 2.50%, 09/16/22(a)	25,000	24,915,237
BASF SE
2.52%, 09/20/22(a)	13,850	13,798,739
2.55%, 09/22/22(a)	53,400	53,192,615
2.67%, 10/03/22(a)	17,450	17,364,902
BPCE SA, 2.39%, 09/01/22(a)	20,925	20,877,946
Britannia Funding Co. LLC, 2.66%, 10/07/22(a)	75,000	74,610,625
Collateralized Commercial Paper FLEX Co. LLC, 2.42%, 08/10/22(a)	61,900	61,852,234
Commonwealth Bank of Australia, 2.71%, 04/03/23, (SOFR + 0.430%)(b)(c)	24,200	24,169,816
Credit Agricole Corporate & Investment Bank/New York
2.37%, 09/01/22(a)	22,800	22,748,988
2.53%, 09/21/22(a)	50,000	49,811,300
DBS Bank Ltd.
2.39%, 09/06/22(a)	35,000	34,909,682
2.58%, 10/03/22(a)	46,300	46,082,359
Evergy Missouri West Inc., 2.57%, 08/09/22(a)	31,000	30,975,675
Federation des Caisses Desjardins du Quebec, 2.31%, 08/19/22(a)	60,000	59,919,220
FMS Wertmanagement, 2.54%, 09/26/22(a)	66,725	66,470,704
GTA Funding LLC
2.52%, 09/06/22(a)	25,000	24,934,431
2.73%, 10/03/22(a)	28,663	28,526,373
Kookmin Bank, 3.71%, 04/25/23(a)	13,300	12,939,902
Korea Development Bank/New York NY, 2.62%, 10/14/22(a)	20,000	19,888,521
Landesbank Baden-Wuerttemberg/New York NY, 2.60%, 10/03/22(a)	63,200	62,899,906

Security	Par (000)	Value

Lime Funding LLC
2.29%, 08/26/22(a)	$2,861	$2,855,740
2.59%, 09/23/22(a)	20,120	20,040,598
Macquarie Bank Ltd.
2.37%, 08/15/22(a)	15,000	14,983,262
2.37%, 08/18/22(a)	47,900	47,837,011
2.94%, 10/28/22(a)	22,300	22,135,683
MetLife Short Term Funding LLC, 1.96%, 08/01/22(a)	75,086	75,071,834
Mizuho Bank Ltd. /Singapore, 2.69%, 10/17/22(a)	60,800	60,438,848
Mont Blanc Capital Corp.
2.64%, 09/20/22(a)	13,700	13,649,576
2.70%, 09/28/22(a)	23,428	23,326,772
Nasdaq Inc., 2.52%, 08/17/22(a)	5,000	4,993,363
National Australia Bank Ltd., 2.43%, 08/10/22, (SOFR + 0.150%)(b)(c)	10,000	9,999,889
National Securities Clearing Corp., 2.32%, 08/23/22(a)	34,575	34,519,464
Natixis SA/New York NY, 2.28%, 08/01/22(a)	7,000	6,998,669
Nieuw Amsterdam Receivables Corp. BV, 2.29%, 09/27/22(a)	15,000	14,934,750
Norinchukin BK BR, 2.32%, 08/12/22(a)	18,500	18,497,684
Nutrien Ltd., 2.62%, 08/12/22(a)	10,850	10,838,941
PSP Capital Inc.
2.58%, 10/06/22(a)	15,151	15,076,311
2.69%, 10/19/22(a)	39,800	39,557,406
Pure Grove Funding, 2.71%, 10/17/22(a)	32,900	32,700,187
Shinhan Bank/New York
2.38%, 09/07/22(a)	24,575	24,510,095
2.62%, 10/14/22(a)	40,000	39,777,042
Skandinaviska Enskilda Banken AB
1.87%, 09/01/22, (SOFR + 0.340%)(b)(c)	14,000	14,000,698
3.07%, 12/05/22, (SOFR + 0.340%)	24,350	24,085,271
Standard Chartered Bank/New York, 2.76%, 11/14/22(a)	10,000	9,917,860
Sumitomo Mitsui Trust Bank Ltd., 2.76%, 10/18/22(a)	44,600	44,324,941
Suncorp-Metway Ltd., 2.79%, 10/04/22(a)	2,000	1,989,663
Toronto-Dominion Bank, 3.02%, 03/31/23(a)	24,300	24,272,163
United Overseas Bank Ltd., 2.81%, 10/04/22(a)	39,750	39,543,376
Versailles Commercial Paper LLC
2.30%, 08/03/22(a)	19,000	18,993,912
2.30%, 08/04/22(a)	38,250	38,235,280
Victory Receivables Corp.
2.37%, 09/26/22(a)	18,750	18,669,428
2.44%, 10/07/22(a)	36,900	36,705,342
Westpac Banking Corp., 2.33%, 08/30/22(a)	7,000	6,985,540

Total Commercial Paper — 68.1%
(Cost: $1,805,665,925)		1,805,012,395

U.S. Government Obligations

U.S. Government Obligations — 10.4%
U.S. Treasury Bill
1.80%, 08/02/22 (a)	30,000	29,998,521
1.92%, 08/04/22 (a)	66,500	66,489,498
2.08%, 08/16/22 (a)	75,000	74,935,797
2.15%, 09/08/22 (a)	75,000	74,832,364
2.16%, 08/30/22 (a)	30,000	29,948,525

Total U.S. Government Obligations — 10.4%
(Cost: $276,223,629)		276,204,705

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	277,850	$277,850,095

Total Money Market Funds — 10.5%
(Cost: $277,850,095)		277,850,095

Total Investments in Securities — 93.7%
(Cost: $2,483,720,595)		2,482,870,160

Other Assets Less Liabilities — 6.3%		168,035,931

Net Assets — 100.0%		$2,650,906,091

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$233,060,095	$44,790,000	(a)	$—	$—	$—	$277,850,095	277,850	$782,173	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	6,474	08/22/22	$638,466	$8,416,683
Brent Crude Oil	5,237	08/31/22	544,491	12,904,084
KCBT Wheat	827	09/14/22	36,161	(11,498,890)
Wheat	2,033	09/14/22	82,108	(29,083,314)
Lead	230	09/20/22	11,744	681,125
LME Copper	494	09/20/22	97,880	5,977,608
Silver	93	09/28/22	9,392	(746,444)
Gasoline RBOB	1,064	09/30/22	128,040	6,499,370
Lean Hogs	1,232	10/14/22	47,912	982,929
Cattle Feeder	308	10/27/22	28,294	248,591
Soybean	1,284	11/14/22	94,278	5,232,531
Aluminum	1,375	11/15/22	85,619	4,452,219
Nickel	176	11/15/22	24,967	2,691,890
Cotton	567	12/07/22	27,426	(2,783,034)
Low Sulphur Gasoil	1,787	12/12/22	182,989	7,722,547
Cocoa	261	12/14/22	6,193	(743,379)
LME Zinc	280	12/20/22	22,865	(1,936,545)
Gold 100 OZ	535	12/28/22	95,326	1,848,943
Live Cattle	1,443	02/28/23	87,864	496,560
Coffee	288	03/21/23	22,567	(1,936,196)
Natural Gas	1,968	03/29/23	97,278	26,288,830
Sugar	1,818	04/28/23	34,737	(3,800,195)
NY Harbor ULSD (Heat Oil)	882	05/31/23	114,092	(10,638,031)

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Corn	4,511	12/14/23	$130,875	$(14,280,695)
				$6,997,187

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$123,802,965	$—	$123,802,965
Commercial Paper	—	1,805,012,395	—	1,805,012,395
U.S. Government Obligations	—	276,204,705	—	276,204,705
Money Market Funds	277,850,095	—	—	277,850,095
	$277,850,095	$2,205,020,065	$—	$2,482,870,160
Derivative financial instruments(a)
Assets
Futures Contracts	$84,443,910	$—	$—	$84,443,910
Liabilities
Futures Contracts	(77,446,723)	—	—	(77,446,723)
	$6,997,187	$—	$—	$6,997,187

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

3